PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost		$ 13	$ 9
Depreciated cost	2	2	0
Computers Peripheral and Scientific Equipment [Member]
Cost		12	8
Accumulated depreciation		(10)	(8)
Office Furniture and Equipment [Member]
Cost		1	1
Accumulated depreciation		$ (1)	$ (1)